Note 13 - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities			€ 2,995		€ 3,053
Positive market values from derivative financial instruments			8,198		9,564
Other trading assets			6,226		5,494
Non-trading financial assets mandatory at fair value through profit and loss			5,226		5,790
Financial assets designated at fair value through profit or loss			0		94
Financial assets at fair value through other comprehensive income			2,949		2,676
Other financial assets at fair value			5		5
Total financial assets held at fair value	€ 25,599		26,675
Financial liabilities held at fair value:
Trading securities			26		30
Negative market values from derivative financial instruments			7,666		8,500
Other trading liabilities			0		3
Financial liabilities designated at fair value through profit or loss			3,248		2,792
Other financial liabilities at fair value			(85)		€ (511)
Total financial liabilities held at fair value	10,856		10,815
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities	0		0
Positive market values from derivative financial instruments	0		0
Other trading assets	0		0
Non-trading financial assets mandatory at fair value through profit and loss	(1)		15
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0		0
Other financial assets at fair value	0		0
Total financial assets held at fair value	(1)		15
Financial liabilities held at fair value:
Trading securities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities	230	[1]	22	[2]
Positive market values from derivative financial instruments	454	[1]	104	[2]
Other trading assets	77	[1]	42	[2]
Non-trading financial assets mandatory at fair value through profit and loss	88	[1]	(51)	[2]
Financial assets designated at fair value through profit or loss	0	[1]	0	[2]
Financial assets at fair value through other comprehensive income	126	[1],[3]	(65)	[2],[4]
Other financial assets at fair value	3	[1]	0	[2]
Total financial assets held at fair value	977	[1],[5],[6]	53	[2],[7],[8]
Financial liabilities held at fair value:
Trading securities	0	[1]	4	[2]
Negative market values from derivative financial instruments	1,186	[1]	101	[2]
Other trading liabilities	0	[1]	3	[2]
Financial liabilities designated at fair value through profit or loss	129	[1]	43	[2]
Other financial liabilities at fair value	102	[1]	325	[2]
Total financial liabilities held at fair value	1,417	[1],[5],[6]	468	[2],[7],[8]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities	1,985		1,651
Positive market values from derivative financial instruments	0		0
Other trading assets	814		604
Non-trading financial assets mandatory at fair value through profit and loss	1,736		682
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	776		238
Other financial assets at fair value	0		0
Total financial assets held at fair value	5,311		3,176
Financial liabilities held at fair value:
Trading securities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities	(1,558)		(974)
Positive market values from derivative financial instruments	0		0
Other trading assets	(1,378)		(997)
Non-trading financial assets mandatory at fair value through profit and loss	(80)		(254)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	(378)		(214)
Other financial assets at fair value	0		0
Total financial assets held at fair value	(3,393)		(2,438)
Financial liabilities held at fair value:
Trading securities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value			0
Total financial liabilities held at fair value	0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities	0	[9]	43	[10]
Positive market values from derivative financial instruments	0	[9]	0	[10]
Other trading assets	2,513	[9]	2,253	[10]
Non-trading financial assets mandatory at fair value through profit and loss	736	[9]	504	[10]
Financial assets designated at fair value through profit or loss	0	[9]	0	[10]
Financial assets at fair value through other comprehensive income	978	[9]	1,918	[10]
Other financial assets at fair value	0	[9]	0	[10]
Total financial assets held at fair value	4,227	[9]	4,719	[10]
Financial liabilities held at fair value:
Trading securities	0	[9]	0	[10]
Negative market values from derivative financial instruments	0	[9]	0	[10]
Other trading liabilities	0	[9]	0	[10]
Financial liabilities designated at fair value through profit or loss	2,958	[9]	2,272	[10]
Other financial liabilities at fair value	0	[9]	0	[10]
Total financial liabilities held at fair value	2,958	[9]	2,272	[10]
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities	(482)	[11]	(615)	[12]
Positive market values from derivative financial instruments	(583)	[11]	(538)	[12]
Other trading assets	(2,016)	[11]	(1,424)	[12]
Non-trading financial assets mandatory at fair value through profit and loss	(1,098)	[11]	(1,190)	[12]
Financial assets designated at fair value through profit or loss	0	[11]	(94)	[12]
Financial assets at fair value through other comprehensive income	(1,322)	[11]	(1,280)	[12]
Other financial assets at fair value	0	[11]	0	[12]
Total financial assets held at fair value	(5,501)	[11]	(5,140)	[12]
Financial liabilities held at fair value:
Trading securities	0	[11]	0	[12]
Negative market values from derivative financial instruments	(175)	[11]	(435)	[12]
Other trading liabilities	93	[11]	(6)	[12]
Financial liabilities designated at fair value through profit or loss	(474)	[11]	(853)	[12]
Other financial liabilities at fair value	18	[11]	54	[12]
Total financial liabilities held at fair value	(537)	[11]	(1,240)	[12]
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities	371	[13]	545	[14]
Positive market values from derivative financial instruments	2,257	[13]	2,073	[14]
Other trading assets	706	[13]	636	[14]
Non-trading financial assets mandatory at fair value through profit and loss	365	[13]	211	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	716	[13]	184	[14]
Other financial assets at fair value	5	[13]	0	[14]
Total financial assets held at fair value	4,421	[13]	3,650	[14]
Financial liabilities held at fair value:
Trading securities	0	[13]	0	[14]
Negative market values from derivative financial instruments	2,156	[13]	1,848	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	377	[13]	27	[14]
Other financial liabilities at fair value	1	[13]	3	[14]
Total financial liabilities held at fair value	2,533	[13]	1,878	[14]
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities	(577)	[13]	(532)	[14]
Positive market values from derivative financial instruments	(2,394)	[13]	(3,006)	[14]
Other trading assets	(756)	[13]	(383)	[14]
Non-trading financial assets mandatory at fair value through profit and loss	(1,170)	[13]	(681)	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	(462)	[13]	(509)	[14]
Other financial assets at fair value	(1)	[13]	1	[14]
Total financial assets held at fair value	(5,359)	[13]	(5,110)	[14]
Financial liabilities held at fair value:
Trading securities	0	[13]	0	[14]
Negative market values from derivative financial instruments	(2,126)	[13]	(2,348)	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	(1,669)	[13]	(1,032)	[14]
Other financial liabilities at fair value	(49)	[13]	44	[14]
Total financial liabilities held at fair value	(3,844)	[13]	(3,336)	[14]
Balance financial instruments Level 3 - end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities	2,964		3,194
Positive market values from derivative financial instruments	7,933		8,198
Other trading assets	6,184		6,226
Non-trading financial assets mandatory at fair value through profit and loss	5,805		5,028
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,383		2,949
Other financial assets at fair value	12		5
Total financial assets held at fair value	26,281		25,599
Financial liabilities held at fair value:
Trading securities	26		26
Negative market values from derivative financial instruments	8,707		7,666
Other trading liabilities	93		0
Financial liabilities designated at fair value through profit or loss	4,569		3,248
Other financial liabilities at fair value	(13)		(85)
Total financial liabilities held at fair value	€ 13,382		€ 10,856

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters
[3]	Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 29 million recognized in other comprehensive income, net of tax
[4]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 17 million recognized in other comprehensive income, net of tax and a loss of € 3 million recognized in the income statement presented in net gains (losses)
[5]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 362 million and for total financial liabilities held at fair value this is a loss of € 19 million
[7]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains
[8]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 273 million and for total financial liabilities held at fair value this is a gain of € 44 million
[9]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[10]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[11]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements
[12]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements
[13]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year
[14]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year